Leases	12 Months Ended
Jun. 30, 2024
Lease [Abstract]
Leases	12. Leases
Accounting policies
Where the group is the lessee, all leases are recognised on the balance sheet as right-of-use assets and depreciated on a straight-line basis with the charge recognised in cost of sales or in other operating items depending on the nature of the costs. The liability, recognised as part of net borrowings, is measured at a discounted value and any interest is charged to finance charges.
The group recognises services associated with a lease as other operating expenses. Payments associated with leases where the value of the asset when it is new is lower than $5,000 (leases of low value assets) and leases with a lease term of 12 months or less (short-
term leases) are recognised as other operating expenses. A judgement in calculating the lease liability at initial recognition includes determining the lease term where extension or termination options exist. In such instances, any economic incentive to retain or end a lease are considered and extension periods are only included when it is considered reasonably certain that an option to extend a lease will be exercised.
(a) Movement in right-of-use assets
The company principally leases warehouses, office buildings, plant and machinery, cars and distribution vehicles in the ordinary course of business.

	Land and buildings $ million	Plant and equipment $ million	Total $ million
At 30 June 2022 (re-presented)	426	257	683
Exchange differences	13	(18)	(5)
Additions	53	45	98
Reclassification from assets held for sale	2	1	3
Derecognition due to disposal of business	(1)	(1)	(2)
Depreciation	(67)	(47)	(114)
At 30 June 2023 (re-presented)	426	237	663
Exchange differences	(6)	(3)	(9)
Additions	106	60	166
Disposal	(11)	(2)	(13)
Depreciation	(71)	(50)	(121)
At 30 June 2024	444	242	686
(b) Lease liabilities

	2024 $ million	2023 re-presented $ million
Current lease liabilities	(95)	(94)
Non-current lease liabilities	(509)	(470)
	(604)	(564)
The future cash outflows, which are not included in lease liabilities on the balance sheet, in respect of extension and termination options which are not reasonably expected to be exercised are estimated at $262 million (2023 – $329 million).
(c) Amounts recognised in the consolidated income statement
In the year ended 30 June 2024, other external charges (within other operating items) included $70 million (2023 – $69 million) in respect of leases of low value assets and short-term leases and $8 million (2023 – $5 million) in respect of variable lease payments.
Refer to note 5 for further information relating to the interest expense on lease liabilities.
The total cash outflow for leases in the year ended 30 June 2024 was $209 million (2023 – $209 million).